Note 33 - Employee Benefits - Actuarial Assumptions (Detail)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Germany [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		3.52%	3.33%
Rate of price inflation (in percent)		2.06%	2.30%
Rate of nominal increase in future compensation levels (in percent)		2.25%	2.48%
Rate of nominal increase for pensions in payment (in percent)		2.06%	2.77%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		21.5	21.4
For a female aged 65 at measurement date		23.7	23.6
For a male aged 45 at measurement date		22.8	22.7
For a female aged 45 at measurement date		24.8	24.7
UK [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		5.48%	4.50%
Rate of price inflation (in percent)		3.46%	3.42%
Rate of nominal increase in future compensation levels (in percent)		3.46%	3.42%
Rate of nominal increase for pensions in payment (in percent)		3.18%	3.15%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		23.2	23.2
For a female aged 65 at measurement date		25.1	25.0
For a male aged 45 at measurement date		24.4	24.4
For a female aged 45 at measurement date		26.4	26.3
US [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)	[1]	5.51%	5.01%
Rate of price inflation (in percent)	[1]	2.20%	2.20%
Rate of nominal increase in future compensation levels (in percent)	[1]	2.30%	2.30%
Rate of nominal increase for pensions in payment (in percent)	[1]	2.20%	2.20%
Assumed life expectancy at age 65
For a male aged 65 at measurement date	[1]	22.1	22.0
For a female aged 65 at measurement date	[1]	23.5	23.5
For a male aged 45 at measurement date	[1]	23.5	23.4
For a female aged 45 at measurement date	[1]	24.9	24.8
Other [Member]
Actuarial Assumptions [line items]
Discount rate (in percent)		3.20%	3.33%
Rate of price inflation (in percent)		1.60%	1.84%
Rate of nominal increase in future compensation levels (in percent)		2.96%	2.83%
Rate of nominal increase for pensions in payment (in percent)		0.59%	0.69%
Assumed life expectancy at age 65
For a male aged 65 at measurement date		22.0	22.0
For a female aged 65 at measurement date		24.1	24.1
For a male aged 45 at measurement date		23.6	23.5
For a female aged 45 at measurement date		25.6	25.6

[1]	Cash balance interest crediting rate in line with the 30-year US government bond yield